EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2014
Defined Benefit Plan Disclosure [Line Items]
Excess of PBO Over Pension Plan Assets, end of year	$ (45,000,000)	$ (45,000,000)	$ (43,000,000)
Market value of plan	87,000,000	87,000,000	86,000,000	$ 2,473,000,000
Liability of plan	132,000,000	132,000,000	129,000,000	2,657,000,000
Capital contribution		211,000,000
Capital contribution, net of tax		137,000,000
Actuarial gains (losses)		(2,000,000)	6,000,000
Unrecognized prior service cost (credit)	(1,000,000)	(1,000,000)	(1,000,000)
PBO (immediately preceding the Transfer to AXA Financial in 2015)	132,000,000	132,000,000	2,576,000,000
Unrecognized net actuarial gain (loss)	51,000,000	51,000,000	49,000,000
Estimated net actuarial gain (loss)		(1,400,000)
Estimated prior service cost (credit)		(23,000)
Actual return on plan assets		4,000,000	24,000,000
Projected benefit obligation increase (decrease)	$ 4,000,000	$ 4,000,000
Discount rate (as a percent)	4.00%	4.00%
Defined benefit plan, mortality projection rate (as a percent)	125.00%
Pension Plan Assets at Fair Value, Immediately Preceding the Transfer to Parent Company			2,322,000,000
Parent
Defined Benefit Plan Disclosure [Line Items]
Benefit payments under non participating annuity contracts			6,000,000	10,000,000
AXA Equitable 401(k) Plan
Defined Benefit Plan Disclosure [Line Items]
Cost recognized		$ 16,000,000	$ 18,000,000	$ 18,000,000
Discount rate (as a percent)	3.48%	3.48%	3.66%
AXA Equitable QP, immediately preceding Transfer to AXA Financial
Defined Benefit Plan Disclosure [Line Items]
Market value of plan	$ 2,236,000,000	$ 2,236,000,000
Liability of plan	$ 2,447,000,000	2,447,000,000
Actuarial gains (losses)		(1,193,000,000)
Actuarial gain (loss), net of tax		$ (772,000,000)
Discount rate (as a percent)	3.98%	3.98%	3.98%
AXA Equitable QP, immediately preceding Transfer to AXA Financial | Parent
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation increase (decrease)	$ 83,000,000	$ 83,000,000	$ 54,000,000		$ (25,000,000)
AB Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Market value of plan	$ 87,000,000	$ 87,000,000	$ 86,000,000
Defined benefit plan, actual plan asset allocations (as a percent)	100.00%	100.00%	100.00%
Discount rate (as a percent)	4.75%	4.75%	4.30%
AB Qualified Retirement Plan | Return Seeking Investments
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation range, minimum (as a percent)		30.00%
Target asset allocation range, maximum (as a percent)		60.00%
Target asset allocation (as a percent)		40.00%
AB Qualified Retirement Plan | Risk Mitigating Investments
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation range, minimum (as a percent)		10.00%
Target asset allocation range, maximum (as a percent)		30.00%
Target asset allocation (as a percent)		15.00%
AB Qualified Retirement Plan | Diversifying Investments
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation range, minimum (as a percent)		0.00%
Target asset allocation range, maximum (as a percent)		25.00%
Target asset allocation (as a percent)		17.00%
AB Qualified Retirement Plan | Dynamic Asset Allocation Investments
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation range, minimum (as a percent)		18.00%
Target asset allocation range, maximum (as a percent)		38.00%
Target asset allocation (as a percent)		28.00%
AB Qualified Retirement Plan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Market value of plan	$ 68,000,000	$ 68,000,000	$ 67,000,000
AB Qualified Retirement Plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Market value of plan	0	0	0
AB Qualified Retirement Plan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Market value of plan	$ 0	0	$ 0
AB Qualified Retirement Plan | Alliance Bernstein
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year		$ 4,000,000